Financial Assets Held for Trading - Schedule of Fair value Measurments of Investment (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Assets Held for Trading	$ 2,520,128	$ 2,384,192
Total	2,520,128	2,384,192
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Assets Held for Trading	0	0
Total	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Assets Held for Trading	2,520,128	2,384,192
Total	2,520,128	2,384,192
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Assets Held for Trading	0	0
Total	$ 0	$ 0